SUBSEQUENT EVENTS (Details)	1 Months Ended				3 Months Ended		12 Months Ended
	Apr. 26, 2024 USD ($) vessels	Mar. 31, 2024 USD ($) vessels tanker	Feb. 29, 2024 $ / shares	Jan. 31, 2024 USD ($) vessels tanker	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessels tanker	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of vessels							$ 142,740,000	$ 80,000,000	$ 80,000,000
Gain on sale of vessels							$ 21,959,000	$ 4,596,000	$ 3,226,000
Declaration of dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in dollars per share) | $ / shares			$ 0.37
VLCC vessels
Disclosure of non-adjusting events after reporting period [line items]
Number of tankers sold | vessels							1
VLCC vessels | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels sold | vessels				5
Consideration received, sale of vessels/tankers				$ 290,000,000
Proceeds from sale of vessels				207,000,000
Gain on sale of vessels						$ 74,000,000
VLCC vessels | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of new assets on fixed rate time charter | vessels		1
Duration of time charter		3 years
Time charter daily rate revenue		$ 51,500				$ 51,500
Front Odin Inc. | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Consideration received, sale of vessels/tankers				45,000,000
Proceeds from sale of vessels				$ 32,000,000
Number of tankers sold | tanker				1
Front Odin Inc. | Other disposals of assets | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gain on sale of vessels					$ 11,000,000
Front Loki Inc. | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Consideration received, sale of vessels/tankers		46,900,000
Proceeds from sale of vessels		$ 34,000,000
Number of tankers sold | tanker		1
Front Loki Inc. | Other disposals of assets | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gain on sale of vessels					$ 14,000,000
Suezmax tanker
Disclosure of non-adjusting events after reporting period [line items]
Number of tankers sold | tanker							2
Suezmax tanker | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of new assets on fixed rate time charter | vessels	1
Duration of time charter	3 years
Time charter daily rate revenue	$ 32,950
Time charter profit share percentage	50.00%